Consolidated Schedule of Investments
July 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–20.45%
U.S. Treasury Floating Rate Notes–20.45%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(a)	3.88%	01/31/2028	$83,000	$83,094,965
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(a)	3.89%	04/30/2028	83,500	83,598,072
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(a)	3.84%	07/31/2028	79,700	79,728,881
Total U.S. Treasury Securities (Cost $246,214,443)				246,421,918
		Expiration Date
Commodity-Linked Securities–11.14%
Canadian Imperial Bank of Commerce, 1 mo. EFFR (linked to the CIBC Soybean Meal 1 Excess Return Index, multiplied by 2) (Canada)(b)(c)		05/05/2027	22,000	22,089,315
Canadian Imperial Bank of Commerce, 1 mo. SOFR (linked to CIBC Gold Standard Roll Excess Return Index, multiplied by 2) (Canada)(b)(c)		07/27/2027	27,150	26,581,402
Canadian Imperial Bank of Commerce, 1 mo. SOFR (linked to the CIBC Dynamic Roll LME Copper Index, multiplied by 2) (Canada)(b)(c)		10/30/2026	17,100	29,733,568
Royal Bank of Canada, (linked to RBC Enhanced Copper 2x Index, multiplied by 2) (Canada)(b)(c)		10/30/2026	17,100	29,251,620
Royal Bank of Canada, (linked to RBC Gold E0 ER Index, multiplied by 2) (Canada)(b)(c)		07/29/2027	27,150	26,506,104
Total Commodity-Linked Securities (Cost $110,500,000)				134,162,009
			Shares
Money Market Funds–63.76%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)			193,748,199	193,748,199
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 3.87%(d)(e)			215,584,570	215,584,570
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)			358,855,048	358,855,048
Total Money Market Funds (Cost $768,187,817)				768,187,817
TOTAL INVESTMENTS IN SECURITIES–95.35% (Cost $1,124,902,260)				1,148,771,744
OTHER ASSETS LESS LIABILITIES–4.65%				56,078,135
NET ASSETS–100.00%				$1,204,849,879
Investment Abbreviations:
EFFR	– Effective Federal Funds Rate
SOFR	– Secured Overnight Financing Rate
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $134,162,009, which represented 11.14% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$170,576,000	$207,306,502	$(184,134,303)	$-	$-	$193,748,199	$5,200,510
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	204,277,411	843,102,151	(831,794,992)	-	-	215,584,570	5,824,910
Invesco Treasury Portfolio, Institutional Class	315,820,963	384,997,790	(341,963,705)	-	-	358,855,048	9,563,557
Total	$690,674,374	$1,435,406,443	$(1,357,893,000)	$-	$-	$768,187,817	$20,588,977

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Gold 100 Oz.	164	December-2026	$67,354,800	$(70,467)	$(70,467)
Coffee ’C’	317	December-2026	37,404,019	706,361	706,361
Coffee ’C’	191	September-2026	23,786,662	4,486,344	4,486,344
Corn	1,065	December-2026	24,708,000	405,583	405,583
Silver	305	September-2026	88,123,650	(18,883,742)	(18,883,742)
Soybean	843	November-2026	50,053,125	2,242,776	2,242,776
Wheat	692	December-2026	22,749,500	1,237,526	1,237,526
Total Futures Contracts				$(9,875,619)	$(9,875,619)

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47%	Monthly	98,500	July—2027	USD	16,618,959	$—	$379,609	$379,609
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CL Index	0.25	Monthly	24,300	February—2027	USD	14,200,587	—	1,121,775	1,121,775
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)	0.14	Monthly	48,900	October—2026	USD	51,074,730	—	800,982	800,982
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Extended Copper (Daily Rebalancing) Excess Return Index	0.30	Monthly	17,400	May—2027	USD	25,946,323	—	452,035	452,035
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index	0.20	Monthly	92,000	April—2027	USD	9,542,608	—	388,240	388,240
Goldman Sachs International	Receive	Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index	0.14	Monthly	7,700	October—2026	USD	2,856,751	—	778,539	778,539
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.32	Monthly	9,550	May—2027	USD	9,361,172	—	139,013	139,013
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	99,700	June—2027	USD	84,815,229	—	2,241,445	2,241,445
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Front Month Heating Oil Excess Return Index	0.11	Monthly	121,400	October—2026	USD	85,265,982	—	616,506	616,506
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	1,435,000	October—2026	USD	93,292,076	—	237,205	237,205
Merrill Lynch International	Pay	MLCIAPLH Excess Return Index	0.00	Monthly	710,000	June—2027	USD	5,173,557	—	0	0
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28%	Monthly	275,700	October—2026	USD	39,314,296	$—	$0	$0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	642,000	October—2026	USD	30,427,012	—	0	0
Merrill Lynch International	Receive	MLCX1XBE Excess Return Index	0.10	Monthly	85,300	August—2026	USD	59,018,524	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	279,000	January—2027	USD	23,444,454	—	0	0
Merrill Lynch International	Receive	MLCXLXAE Excess Return Index	0.25	Monthly	54,500	October—2026	USD	20,896,788	—	0	0
Morgan Stanley and Co. International PLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	100,800	February—2027	USD	17,514,393	—	219,996	219,996
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley MSCY2XBD0 Index	0.15	Monthly	16,800	June—2027	USD	22,586,542	—	168,067	168,067
Subtotal — Appreciation									—	7,543,412	7,543,412
Commodity Risk
Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Index	0.17	Monthly	92,900	October—2026	USD	70,423,923	—	(298,321)	(298,321)
BNP Paribas S.A.	Receive	BNPXIYSB INDEX	0.15	Monthly	198,900	December—2026	USD	45,961,394	—	(1,599,653)	(1,599,653)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Nickel Type A Excess Return Index	0.17	Monthly	69,500	July—2027	USD	6,257,988	—	(13,629)	(13,629)
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Soybean Oil Dynamic Roll Index	0.30	Monthly	206,300	April—2027	USD	67,372,588	—	(3,360,957)	(3,360,957)
Subtotal — Depreciation									—	(5,272,560)	(5,272,560)
Total — Total Return Swap Agreements									$—	$2,270,852	$2,270,852

(a) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
BNP Paribas Commodity Daily Dynamic Curve CL Index
	Long Futures Contracts
	Crude Oil	100.00%
Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)
	Long Futures Contracts
	Crude Oil	100.00%
Citi Commodities Curve Beta Enhanced Extended Copper (Daily Rebalancing) Excess Return Index
	Long Futures Contracts
	Copper	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
S&P GSCI Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
J.P. Morgan Front Month Heating Oil Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
MLCIAPLH Excess Return Index
	Long Futures Contracts
	Lean Hogs	100.00%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminum	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX1XBE Excess Return Index
	Long Futures Contracts
	Gasoline Unleaded	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
MLCXLXAE Excess Return Index
	Long Futures Contracts
	Cocoa	100.00%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Wheat	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Morgan Stanley MSCY2XBD0 Index
	Long Futures Contracts
	Soybean Meal	100.00%
Barclays Brent Crude Roll Yield Index
	Long Futures Contracts
	Brent Crude	100.00%
BNPXIYSB INDEX
	Long Futures Contracts
	Sugar	100.00%
Macquarie Single Commodity Nickel Type A Excess Return Index
	Long Futures Contracts
	Nickel	100.00%
Morgan Stanley Soybean Oil Dynamic Roll Index
	Long Futures Contracts
	Soybean Oil	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$246,421,918	$—	$246,421,918
Commodity-Linked Securities	—	134,162,009	—	134,162,009
Money Market Funds	768,187,817	—	—	768,187,817
Total Investments in Securities	768,187,817	380,583,927	—	1,148,771,744
Other Investments - Assets*
Futures Contracts	9,078,590	—	—	9,078,590
Swap Agreements	—	7,543,412	—	7,543,412
	9,078,590	7,543,412	—	16,622,002
Other Investments - Liabilities*
Futures Contracts	(18,954,209)	—	—	(18,954,209)
Swap Agreements	—	(5,272,560)	—	(5,272,560)
	(18,954,209)	(5,272,560)	—	(24,226,769)
Total Other Investments	(9,875,619)	2,270,852	—	(7,604,767)
Total Investments	$758,312,198	$382,854,779	$—	$1,141,166,977

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Commodity Strategy Fund